Stock Option Plans and Warrants to Purchase Common Stock - Schedule of shares available for grant under the 2025 plan (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2026
Stock Option Plans And Warrants To Purchase Common Stock Details Schedule Of Shares Available For Grant Under 2025 Plan [Line Items]
Options granted	(670,088)	(173,740)
Grant 2025 plan
Stock Option Plans And Warrants To Purchase Common Stock Details Schedule Of Shares Available For Grant Under 2025 Plan [Line Items]
Shares granted	(20,000)
Options granted	(670,088)
Shares available for grant	5,309,912
Grant 2025 plan | Subsequent Event
Stock Option Plans And Warrants To Purchase Common Stock Details Schedule Of Shares Available For Grant Under 2025 Plan [Line Items]
Shares reserved for issuance, additions			403,446
Shares reserved for future issuance			6,403,446